Biotricity, Inc. - Balance Sheets - USD ($)		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash		$ 23,783	$ 410,601	$ 448,599
Harmonized sales tax recoverable		14,866	36,291	71,336
Deposits and other receivables		45,407	72,202
Total Current Assets		84,056	519,094	519,935
Equipment	[1]
TOTAL ASSETS		84,056	519,094	519,935
Current Liabilities:
Convertible promissory notes	[2]	723,710
Derivative liabilities	[3]	1,113,290
Accounts payable and accrued liabilities	[4]	760,373	413,273	176,039
Total current liabilities		2,597,373	413,273	176,039
Convertible promissory note	[2]		783,778
Derivative liabilities	[3],[4]		561,220
TOTAL LIABILITIES		2,597,373	1,758,271	176,039
Stockholders' Deficiency (Equity):
Preferred stock	[5]	1	1	1
Common stock	[6]	26,169	25,000	22,028
Common stock to be issued	[7]
Additional paid-in capital		11,634,660	7,982,598	4,347,478
Accumulated other comprehensive loss		(289,212)	(18,002)	17,311
Accumulated deficit		(13,884,935)	(9,228,774)	(4,042,922)
TOTAL STOCKHOLDERS' DEFICIENCY		(2,513,317)	(1,239,177)	343,896
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY		84,056	519,094	519,935
Commitments	[8]
Subsequent events	[9]
Going Concern	[10]

[1]	See Equitpment Note
[2]	See Convertible Promissory Note
[3]	See Derivative Liabilities Note
[4]	See Accounts Payable and Accrued Liabilities Note
[5]	$0.001 par value; 10,000,000 shares authorized at September 30, 2016 (December 31, 2015 and December 31, 2014: 1,000,000), 1 share issued and outstanding as at September 30, 2016, December 31, 2015, and December 31, 2014, respectively. See Stockholders' Deficiency Note
[6]	$0.001 par value; 125,000,000 authorized as at September 30, 2016 (December 31, 2015 and December 31, 2014: 100,000,000), 17,045,964 outstanding shares at September 30, 2016, 15,876,947 outstanding common shares as at December 31, 2015, 12,905,394 issued and outstanding as at December 31, 2014 and exchangeable shares of 9,123,031 as at September 30, 2016, December 31, 2015 and December 31, 2014, respectively. See Stockholders' Deficiency Note
[7]	See Stockholders' Deficiency Note
[8]	See Commitments Note
[9]	See Subsequent Events Note
[10]	See Going Concern Note